Segmented information - Revenues by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 24,673	$ 24,174
External Service Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	24,673	24,174
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	7,120	6,821
Wireline data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	8,084	7,920
Wireline voice
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,862	3,002
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,776	2,904
Other wireline services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	312	309
Total services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	21,154	20,956
Total services | External Service Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	21,154	20,956
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,885	2,714
Wireline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	634	504
Total products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 3,519	$ 3,218